Capital Management and Risk Policies - Summary of key macroeconomic variables (Detail)	12 Months Ended
Dec. 31, 2020
Q I - 2020 [member] | Base [member]
Disclosure of Credit Quality of Debt Securities [line items]
GDP	(2.80%)
Unemployment Rate	7.60%
Real Salary	(16.60%)
Badlar	48.80%
Q I - 2020 [member] | Optimistic [member]
Disclosure of Credit Quality of Debt Securities [line items]
GDP	(2.20%)
Unemployment Rate	16.30%
Real Salary	(13.20%)
Badlar	38.30%
Q I - 2020 [member] | Pessimistic [member]
Disclosure of Credit Quality of Debt Securities [line items]
GDP	(3.10%)
Unemployment Rate	20.10%
Real Salary	(10.90%)
Badlar	15.00%
Q II - 2020 [member] | Base [member]
Disclosure of Credit Quality of Debt Securities [line items]
GDP	15.60%
Unemployment Rate	(15.60%)
Real Salary	(8.60%)
Badlar	42.20%
Q II - 2020 [member] | Optimistic [member]
Disclosure of Credit Quality of Debt Securities [line items]
GDP	17.80%
Unemployment Rate	(10.10%)
Real Salary	(7.70%)
Badlar	25.90%
Q II - 2020 [member] | Pessimistic [member]
Disclosure of Credit Quality of Debt Securities [line items]
GDP	14.20%
Unemployment Rate	6.20%
Real Salary	(4.70%)
Badlar	35.40%
Q III - 2020 [member] | Base [member]
Disclosure of Credit Quality of Debt Securities [line items]
GDP	2.50%
Unemployment Rate	(10.40%)
Real Salary	(1.70%)
Badlar	31.10%
Q III - 2020 [member] | Optimistic [member]
Disclosure of Credit Quality of Debt Securities [line items]
GDP	5.10%
Unemployment Rate	(11.30%)
Real Salary	(2.10%)
Badlar	13.00%
Q III - 2020 [member] | Pessimistic [member]
Disclosure of Credit Quality of Debt Securities [line items]
GDP	(3.80%)
Unemployment Rate	21.90%
Real Salary	(3.70%)
Badlar	101.70%
Q IV - 2020 [member] | Base [member]
Disclosure of Credit Quality of Debt Securities [line items]
GDP	(0.70%)
Unemployment Rate	(12.30%)
Real Salary	3.30%
Badlar	4.30%
Q IV - 2020 [member] | Optimistic [member]
Disclosure of Credit Quality of Debt Securities [line items]
GDP	2.70%
Unemployment Rate	(15.30%)
Real Salary	4.30%
Badlar	(13.00%)
Q IV - 2020 [member] | Pessimistic [member]
Disclosure of Credit Quality of Debt Securities [line items]
GDP	(10.20%)
Unemployment Rate	34.80%
Real Salary	(5.90%)
Badlar	44.90%